Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Cheer Holding, Inc. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows for each of the years ended December 31, 2025 and 2024, and the related notes (collectively referred to as, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).